Recovery on settlement of contingent consideration	12 Months Ended
Dec. 31, 2022
Recovery on Settlement of Contingent Consideration [Abstract]
Recovery on settlement of contingent consideration	Recovery on settlement of contingent consideration:Total contingent cash consideration payable from the acquisition of Ballard Motive Solutions of up to $27,000,000 ($14,900,000 paid as of December 31, 2022) was measured at fair value of $26,258,000 on the acquisition date in November 2021 (note 7). Since the payment of the cash consideration is contingent on the achievement of various performance conditions (milestones) over an up to three-year period from the acquisition date, any change in the fair value of contingent payables due to changes in expectation of meeting milestones is recognized in the consolidated statements of loss and comprehensive income (loss). During the year ended December 31, 2022, the Corporation recognized a recovery on expected contingent consideration no longer payable of $9,891,000, representing the total estimated change in the fair value of remaining contingent consideration payable for certain milestones that have been cancelled by legal agreement.